Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 6,066,137	$ 867,446	¥ 5,810,347
Restricted cash	70,290	10,051	100,533
Short-term investments	11,048,309	1,579,887	15,002,903
Accounts receivable, net (net of allowance of RMB3,684 and RMB 4,648 as of December 31, 2024 and 2025, respectively)	75,133	10,744	19,643
Loans receivable, net (net of allowance of RMB218,366 and RMB376,662 as of December 31, 2024 and 2025, respectively)	4,851,353	693,734	4,199,645
Prepayments and other current assets, net (net of allowance of RMB4,692 and RMB2,772 as of December 31, 2024 and 2025, respectively)	940,552	134,497	2,122,902
Total current assets	23,051,774	3,296,359	27,255,973
Restricted cash	30,000	4,290	40,000
Long-term time deposits and other investments	14,268,513	2,040,370	8,839,547
Investments in equity investees	1,043,145	149,168	1,036,571
Property and equipment, net	457,487	65,420	289,611
Intangible assets, net	757,408	108,308	393,477
Goodwill	4,025,420	575,627	3,124,828
Deferred tax assets	249,551	35,685	92,882
Operating lease right-of-use assets	92,218	13,187	115,654
Other non-current assets	346,512	49,551	98,532
Total non-current assets	21,270,254	3,041,606	14,031,102
TOTAL ASSETS	44,322,028	6,337,965	41,287,075
Current liabilities
Accounts payable (including RMB11,086 and RMB15,368 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	37,750	5,398	31,227
Amounts due to related parties	29,674	4,243	0
Prepaid for freight listing fees and other service fees (including RMB479,476 and RMB515,731 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	637,489	91,160	571,185
Income tax payable (including RMB4,991 and RMB100,211 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	421,707	60,303	336,220
Other tax payable (including RMB862,150 and RMB433,931 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	479,286	68,537	898,396
Operating lease liabilities (including RMB37,569 and RMB25,677 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	33,847	4,840	41,204
Accrued expenses and other current liabilities (including RMB638,045 and RMB631,547 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	1,211,279	173,211	1,141,758
Total current liabilities	2,851,032	407,692	3,019,990
Deferred tax liabilities (including RMB17,308 and RMB21,967 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	185,578	26,537	95,570
Operating lease liabilities (including RMB22,497 and RMB567 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	1,485	212	23,928
Other non-current liabilities (including RMB12,414 and RMB12,328 from the consolidated VIEs as of December 31, 2024 and 2025, respectively)	12,328	1,763	12,414
Total non-current liabilities	199,391	28,512	131,912
TOTAL LIABILITIES	3,050,423	436,204	3,151,902
Commitments and contingencies (Note 26)
MEZZANINE EQUITY
Redeemable non-controlling interests	767,813	109,796	443,070
Subscription receivables	(20,000)	(2,860)	0
EQUITY
Treasury stock, at cost	0	0	0
Additional paid-in capital	44,328,028	6,338,824	45,823,723
Accumulated other comprehensive income	2,742,068	392,111	3,223,944
Accumulated deficit	(7,020,237)	(1,003,881)	(11,372,284)
TOTAL FULL TRUCK ALLIANCE CO. LTD. EQUITY	40,051,204	5,727,246	37,676,726
Non-controlling interests	472,588	67,579	15,377
TOTAL EQUITY	40,523,792	5,794,825	37,692,103
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	44,322,028	6,337,965	41,287,075
Common Class A [Member]
EQUITY
Common Stock Value	1,205	172	1,201
Common Class B [Member]
EQUITY
Common Stock Value	¥ 140	$ 20	¥ 142